Schedule of Investments (unaudited)
July 31, 2025
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
BWX Technologies, Inc.	52,824	$ 8,025,550
Curtiss-Wright Corp.	5,401	2,647,678
General Dynamics Corp.	392,415	122,280,438
HEICO Corp.	2,550	833,340
HEICO Corp., Class A	7,090	1,829,858
Huntington Ingalls Industries, Inc.	69,111	19,272,294
L3Harris Technologies, Inc.	272,743	74,955,231
Lockheed Martin Corp.	411,439	173,207,590
Northrop Grumman Corp.	181,258	104,515,176
RTX Corp.	1,922,914	302,993,559
		810,560,714
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	227,761	26,265,398
Expeditors International of Washington, Inc.	129,344	15,034,947
		41,300,345
Automobile Components — 0.0%
Gentex Corp.	342,225	9,041,584
Automobiles — 0.0%
Thor Industries, Inc.	96,523	8,782,628
Banks — 8.9%
Atlantic Union Bankshares Corp.	422,583	13,395,881
BancFirst Corp.	25,985	3,235,652
Bank of America Corp.	11,852,058	560,246,782
Bank OZK	281,878	13,896,585
BOK Financial Corp.	38,695	3,928,703
Cadence Bank	145,900	5,084,615
Cathay General Bancorp	152,149	6,880,178
Citigroup, Inc.	4,036,178	378,189,879
Commerce Bancshares, Inc.	179,320	10,974,384
Cullen/Frost Bankers, Inc.	139,712	17,800,706
East West Bancorp, Inc.	264,478	26,513,919
Fifth Third Bancorp	1,860,610	77,345,558
First Bancorp	394,779	8,223,247
First Financial Bankshares, Inc.	175,737	6,084,015
Fulton Financial Corp.	517,139	9,282,645
Home BancShares, Inc.	403,975	11,375,936
JPMorgan Chase & Co.	3,517,062	1,041,894,447
M&T Bank Corp.	363,465	68,585,845
PNC Financial Services Group, Inc. (The)	1,065,009	202,639,262
Popular, Inc.	126,789	14,527,484
Prosperity Bancshares, Inc.	232,582	15,494,613
Regions Financial Corp.	2,905,258	73,590,185
ServisFirst Bancshares, Inc.	71,785	5,645,890
SouthState Corp.	179,513	16,904,739
Synovus Financial Corp.	333,296	15,744,903
U.S. Bancorp	5,182,061	232,985,463
UMB Financial Corp.	88,626	9,747,974
United Community Banks, Inc.	273,256	8,334,308
Western Alliance Bancorp	170,605	13,232,124
Wintrust Financial Corp.	76,960	9,849,341
Zions Bancorp N.A.	367,554	19,708,245
		2,901,343,508
Beverages — 3.8%
Brown-Forman Corp., Class A	96,330	2,758,891
Brown-Forman Corp., Class B, NVS	713,343	20,579,946
Coca-Cola Co. (The)	8,309,456	564,128,968
Security	Shares	Value
Beverages (continued)
Constellation Brands, Inc., Class A	271,613	$ 45,370,235
PepsiCo, Inc.	4,290,025	591,680,248
		1,224,518,288
Biotechnology — 4.8%
AbbVie, Inc.	4,580,947	865,890,602
Amgen, Inc.	1,320,307	389,622,596
Gilead Sciences, Inc.	2,607,029	292,743,286
		1,548,256,484
Broadline Retail — 0.1%
Dillard’s, Inc., Class A	690	322,182
eBay, Inc.	507,623	46,574,410
		46,896,592
Building Products — 0.7%
A. O. Smith Corp.	183,879	13,016,794
AAON, Inc.	20,379	1,701,647
Advanced Drainage Systems, Inc.	30,984	3,555,414
Allegion PLC	93,608	15,531,439
Armstrong World Industries, Inc.	28,821	5,423,248
Carlisle Cos., Inc.	33,982	12,053,755
Carrier Global Corp.	762,659	52,333,661
CSW Industrials, Inc.	4,128	1,071,133
Fortune Brands Innovations, Inc.	166,997	9,108,016
Griffon Corp.	32,298	2,624,858
Lennox International, Inc.	20,172	12,284,748
Masco Corp.	305,626	20,822,299
Owens Corning	128,311	17,890,403
Simpson Manufacturing Co., Inc.	22,343	4,009,005
Trane Technologies PLC	146,671	64,253,632
UFP Industries, Inc.	64,904	6,360,592
		242,040,644
Capital Markets — 5.9%
Ameriprise Financial, Inc.	88,419	45,817,842
Ares Management Corp., Class A	394,778	73,243,162
Bank of New York Mellon Corp. (The)	1,078,879	109,452,275
BlackRock, Inc.(a)	219,113	242,341,169
CME Group, Inc., Class A	501,348	139,515,121
Cohen & Steers, Inc.	63,058	4,638,547
Evercore, Inc., Class A	39,598	11,924,542
FactSet Research Systems, Inc.	29,249	11,784,422
Goldman Sachs Group, Inc. (The)	456,608	330,396,983
Hamilton Lane, Inc., Class A	38,798	5,908,935
Houlihan Lokey, Inc., Class A	52,170	9,946,732
Intercontinental Exchange, Inc.	464,986	85,943,362
Jefferies Financial Group, Inc.	357,318	20,602,956
KKR & Co., Inc., Class A	302,990	44,412,274
MarketAxess Holdings, Inc.	37,661	7,739,336
Moody’s Corp.	90,481	46,663,766
Morgan Stanley	2,609,258	371,714,895
Morningstar, Inc.	12,220	3,378,341
MSCI, Inc., Class A	71,944	40,386,484
Nasdaq, Inc.	323,412	31,118,703
Northern Trust Corp.	399,735	51,965,550
Raymond James Financial, Inc.	176,347	29,472,874
S&P Global, Inc.	171,707	94,627,728
SEI Investments Co.	89,819	7,914,850
State Street Corp.	662,835	74,071,811
Stifel Financial Corp.	143,594	16,386,947
Victory Capital Holdings, Inc., Class A	106,858	7,363,585
		1,918,733,192

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals — 1.9%
Air Products & Chemicals, Inc.	425,402	$ 122,464,728
Albemarle Corp.	227,018	15,403,171
Avient Corp.	188,462	5,949,745
Balchem Corp.	10,995	1,676,408
Cabot Corp.	85,252	6,153,489
Corteva, Inc.	482,068	34,771,565
Eastman Chemical Co.	356,614	25,893,743
Ecolab, Inc.	185,754	48,622,967
HB Fuller Co.	66,110	3,715,382
Linde PLC	451,800	207,945,468
Mosaic Co. (The)	581,098	20,925,339
NewMarket Corp.	9,119	6,264,753
PPG Industries, Inc.	407,776	43,020,368
RPM International, Inc.	167,881	19,710,908
Sherwin-Williams Co. (The)	153,678	50,848,977
Westlake Corp.	69,984	5,549,731
		618,916,742
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	94,333	4,351,581
Brady Corp., Class A, NVS	44,824	3,163,230
Cintas Corp.	179,258	39,893,868
MSA Safety, Inc.	37,458	6,662,655
Republic Services, Inc.	142,008	32,754,145
Tetra Tech, Inc.	158,255	5,814,289
Waste Management, Inc.	387,634	88,830,207
		181,469,975
Communications Equipment — 1.7%
Cisco Systems, Inc.	7,399,375	503,749,450
Motorola Solutions, Inc.	131,847	57,878,196
		561,627,646
Construction & Engineering — 0.1%
Comfort Systems U.S.A., Inc.	11,049	7,770,762
Quanta Services, Inc.	12,842	5,215,521
Valmont Industries, Inc.	11,454	4,168,683
		17,154,966
Construction Materials — 0.3%
CRH PLC	806,873	77,016,028
Martin Marietta Materials, Inc.	25,746	14,800,860
Vulcan Materials Co.	72,883	20,018,774
		111,835,662
Consumer Finance — 0.6%
American Express Co.	448,253	134,166,605
FirstCash Holdings, Inc.	40,344	5,377,452
Synchrony Financial	559,155	38,956,329
		178,500,386
Consumer Staples Distribution & Retail — 2.5%
Casey’s General Stores, Inc.	12,325	6,410,602
Costco Wholesale Corp.	171,636	161,276,051
Dollar General Corp.	340,381	35,705,967
Kroger Co. (The)	897,892	62,942,229
Sysco Corp.	992,219	78,980,633
Target Corp.	1,562,814	157,062,807
Walmart, Inc.	3,124,955	306,183,091
		808,561,380
Containers & Packaging — 0.3%
AptarGroup, Inc.	58,771	9,235,275
Avery Dennison Corp.	117,431	19,701,399
Security	Shares	Value
Containers & Packaging (continued)
Silgan Holdings, Inc.	96,952	$ 4,511,177
Smurfit WestRock PLC	1,513,169	67,154,440
		100,602,291
Distributors — 0.2%
Genuine Parts Co.	343,047	44,211,898
Pool Corp.	45,981	14,168,585
		58,380,483
Diversified Consumer Services — 0.1%
H&R Block, Inc.	265,663	14,436,127
Service Corp. International	167,726	12,799,171
		27,235,298
Electric Utilities — 4.4%
Alliant Energy Corp.	637,720	41,458,177
American Electric Power Co., Inc.	1,413,724	159,948,733
Duke Energy Corp.	2,087,438	253,915,958
Edison International	1,919,792	100,059,559
Entergy Corp.	965,029	87,267,572
IDACORP, Inc.	118,720	14,879,178
MGE Energy, Inc.	55,545	4,717,992
NextEra Energy, Inc.	4,833,060	343,437,244
NRG Energy, Inc.	169,907	28,408,450
OGE Energy Corp.	576,861	26,201,027
Otter Tail Corp.	84,054	6,487,288
Southern Co. (The)	2,729,133	257,848,486
TXNM Energy, Inc.	196,640	11,167,186
Xcel Energy, Inc.	1,430,882	105,083,974
		1,440,880,824
Electrical Equipment — 1.1%
AMETEK, Inc.	119,179	22,030,238
Eaton Corp. PLC	377,577	145,261,423
Emerson Electric Co.	707,302	102,919,514
Hubbell, Inc.	53,602	23,449,803
nVent Electric PLC	144,056	11,296,872
Regal Rexnord Corp.	48,639	7,435,930
Rockwell Automation, Inc.	136,897	48,148,044
		360,541,824
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	639,879	68,153,512
Avnet, Inc.	164,709	8,719,694
Badger Meter, Inc.	15,211	2,871,228
CDW Corp.	138,259	24,109,604
Cognex Corp.	125,871	5,131,761
Littelfuse, Inc.	25,472	6,554,710
TD SYNNEX Corp.	77,927	11,251,880
TE Connectivity PLC	377,797	77,731,733
		204,524,122
Entertainment — 0.0%
Warner Music Group Corp., Class A	282,000	8,251,320
Financial Services — 1.7%
Equitable Holdings, Inc.	407,755	20,938,219
Essent Group Ltd.	170,676	9,556,149
Jack Henry & Associates, Inc.	69,150	11,742,707
Mastercard, Inc., Class A	319,100	180,760,577
MGIC Investment Corp.	337,055	8,729,725
Radian Group, Inc.	320,394	10,448,049
Visa, Inc., Class A	829,949	286,722,481
Voya Financial, Inc.	189,264	13,248,480
		542,146,387

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products — 1.9%
Archer-Daniels-Midland Co.	1,444,363	$ 78,255,587
General Mills, Inc.	1,790,477	87,697,564
Hershey Co. (The)	362,401	67,453,698
Hormel Foods Corp.	802,887	22,553,096
Ingredion, Inc.	106,441	14,001,249
J M Smucker Co. (The)	307,585	33,016,174
Kellanova	568,225	45,361,402
Lamb Weston Holdings, Inc.	257,558	14,698,835
Marzetti Co. (The)	33,854	6,017,887
McCormick & Co., Inc., NVS	448,229	31,658,414
Mondelez International, Inc., Class A	2,732,076	176,737,996
Tyson Foods, Inc., Class A	733,275	38,350,283
		615,802,185
Gas Utilities — 0.3%
Atmos Energy Corp.	273,132	42,586,741
MDU Resources Group, Inc.	442,842	7,639,025
National Fuel Gas Co.	168,971	14,664,993
New Jersey Resources Corp.	290,453	13,334,697
ONE Gas, Inc.	166,444	12,100,479
		90,325,935
Ground Transportation — 1.1%
CSX Corp.	2,285,346	81,221,197
JB Hunt Transport Services, Inc.	74,150	10,681,307
Knight-Swift Transportation Holdings, Inc.	189,759	8,064,758
Landstar System, Inc.	25,376	3,384,397
Old Dominion Freight Line, Inc.	91,801	13,701,299
Ryder System, Inc.	64,030	11,378,771
Union Pacific Corp.	1,067,906	237,043,095
		365,474,824
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	2,295,567	289,677,600
Becton Dickinson & Co.	518,090	92,349,542
Medtronic PLC	3,072,249	277,239,750
ResMed, Inc.	92,500	25,154,450
STERIS PLC	66,646	15,094,653
Stryker Corp.	237,428	93,245,098
		792,761,093
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	238,776	37,062,811
Cencora, Inc.	105,746	30,251,816
Chemed Corp.	3,657	1,507,781
Elevance Health, Inc.	296,144	83,832,443
Ensign Group, Inc. (The)	9,145	1,371,750
HCA Healthcare, Inc.	100,595	35,609,624
Humana, Inc.	136,174	34,025,797
McKesson Corp.	37,477	25,991,799
Quest Diagnostics, Inc.	150,905	25,263,006
UnitedHealth Group, Inc.	1,884,859	470,385,412
		745,302,239
Hotels, Restaurants & Leisure — 1.4%
Churchill Downs, Inc.	19,054	2,039,540
Domino’s Pizza, Inc.	35,027	16,224,857
McDonald’s Corp.	1,245,507	373,739,285
Texas Roadhouse, Inc.	69,974	12,954,287
Wingstop, Inc.	8,035	3,031,927
Yum! Brands, Inc.	416,218	59,997,825
		467,987,721
Household Durables — 0.3%
DR Horton, Inc.	266,314	38,040,292
Security	Shares	Value
Household Durables (continued)
Garmin Ltd.	173,542	$ 37,964,048
PulteGroup, Inc.	129,533	14,626,866
		90,631,206
Household Products — 3.1%
Church & Dwight Co., Inc.	219,537	20,585,985
Clorox Co. (The)	353,545	44,391,110
Colgate-Palmolive Co.	1,399,724	117,366,857
Kimberly-Clark Corp.	946,158	117,910,210
Procter & Gamble Co. (The)	4,562,097	686,458,736
WD-40 Co.	17,348	3,719,411
		990,432,309
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	137,833	28,743,694
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	957,742	212,953,934
Insurance — 3.2%
Aflac, Inc.	837,172	83,181,410
Allstate Corp. (The)	394,314	80,144,320
American Financial Group, Inc.	141,843	17,716,191
Aon PLC, Class A	136,111	48,416,044
Arthur J. Gallagher & Co.	155,077	44,545,868
Assurant, Inc.	60,704	11,369,859
Assured Guaranty Ltd.	56,187	4,752,296
Axis Capital Holdings Ltd.	100,873	9,465,922
Brown & Brown, Inc.	98,711	9,019,224
Chubb Ltd.	350,212	93,170,400
Cincinnati Financial Corp.	270,121	39,845,549
CNO Financial Group, Inc.	129,784	4,781,243
Erie Indemnity Co., Class A, NVS	28,336	10,094,417
Everest Group Ltd.	73,877	24,807,897
Fidelity National Financial, Inc., Class A	699,910	39,495,921
First American Financial Corp.	282,743	16,978,717
Globe Life, Inc.	52,264	7,341,524
Hanover Insurance Group, Inc. (The)	53,198	9,130,373
Hartford Insurance Group, Inc. (The)	345,405	42,964,928
Kinsale Capital Group, Inc.	2,419	1,066,029
Marsh & McLennan Cos., Inc.	539,610	107,490,312
MetLife, Inc.	1,219,158	92,595,050
Old Republic International Corp.	541,527	19,587,032
Primerica, Inc.	37,930	10,075,346
Principal Financial Group, Inc.	651,403	50,698,695
Reinsurance Group of America, Inc.	85,921	16,535,496
RenaissanceRe Holdings Ltd.	23,737	5,785,656
RLI Corp.	49,199	3,246,642
Selective Insurance Group, Inc.	82,005	6,393,930
Travelers Cos., Inc. (The)	267,520	69,619,405
Unum Group	259,357	18,624,426
W. R. Berkley Corp.	103,734	7,137,937
Willis Towers Watson PLC	86,623	27,356,410
		1,033,434,469
IT Services — 2.2%
Accenture PLC, Class A	873,255	233,246,411
Cognizant Technology Solutions Corp., Class A	566,135	40,625,848
International Business Machines Corp.	1,708,663	432,548,038
		706,420,297
Leisure Products — 0.0%
Acushnet Holdings Corp.	27,924	2,223,309
Brunswick Corp.	154,052	8,979,691
		11,203,000

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	180,760	$ 20,753,055
Danaher Corp.	307,507	60,628,080
Thermo Fisher Scientific, Inc.	119,075	55,688,996
West Pharmaceutical Services, Inc.	20,080	4,804,341
		141,874,472
Machinery — 2.8%
AGCO Corp.	49,924	5,889,534
Allison Transmission Holdings, Inc.	65,832	5,929,488
Caterpillar, Inc.	563,228	246,705,129
Cummins, Inc.	229,913	84,520,617
Donaldson Co., Inc.	143,529	10,329,782
Dover Corp.	115,190	20,865,517
Enpro, Inc.	9,578	2,034,463
Franklin Electric Co., Inc.	34,852	3,274,345
Graco, Inc.	164,495	13,814,290
IDEX Corp.	84,646	13,840,467
Illinois Tool Works, Inc.	534,466	136,807,262
Ingersoll Rand, Inc.	29,563	2,501,917
ITT, Inc.	59,012	10,029,679
Kadant, Inc.	3,522	1,172,016
Lincoln Electric Holdings, Inc.	61,649	15,011,531
Mueller Water Products, Inc., Class A	120,488	2,983,283
Nordson Corp.	57,722	12,364,630
Oshkosh Corp.	82,370	10,422,276
Otis Worldwide Corp.	518,498	44,430,094
PACCAR, Inc.	535,700	52,905,732
Parker-Hannifin Corp.	99,191	72,597,893
Pentair PLC	123,469	12,618,532
Snap-on, Inc.	102,720	32,992,637
Stanley Black & Decker, Inc.	555,966	37,611,100
Timken Co. (The)	93,239	7,094,555
Toro Co. (The)	159,596	11,850,003
Watts Water Technologies, Inc., Class A	17,837	4,679,002
Xylem, Inc.	225,006	32,540,368
		907,816,142
Marine Transportation — 0.0%
Matson, Inc.	27,977	2,987,384
Media — 1.2%
Comcast Corp., Class A	10,630,294	353,244,670
New York Times Co. (The), Class A	150,245	7,796,213
Omnicom Group, Inc.	570,083	41,074,480
		402,115,363
Metals & Mining — 0.3%
Nucor Corp.	310,616	44,439,831
Reliance, Inc.	60,797	17,639,034
Royal Gold, Inc.	54,812	8,299,633
Steel Dynamics, Inc.	156,959	20,021,690
		90,400,188
Multi-Utilities — 2.0%
Ameren Corp.	597,502	60,425,377
CMS Energy Corp.	695,544	51,331,147
Consolidated Edison, Inc.	888,269	91,935,842
DTE Energy Co.	501,991	69,480,574
NiSource, Inc.	996,821	42,315,052
Public Service Enterprise Group, Inc.	1,176,399	105,628,866
Sempra	1,683,246	137,487,533
WEC Energy Group, Inc.	784,118	85,531,592
		644,135,983
Oil, Gas & Consumable Fuels — 5.3%
ConocoPhillips	3,370,263	321,320,874
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	399,777	$ 59,430,849
EOG Resources, Inc.	1,404,853	168,610,457
Exxon Mobil Corp.	8,944,457	998,559,180
Ovintiv, Inc.	595,397	24,518,448
Phillips 66	1,257,783	155,436,823
Texas Pacific Land Corp.	8,213	7,951,252
		1,735,827,883
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	57,753	5,221,449
Personal Care Products — 0.0%
Interparfums, Inc.	33,743	4,069,406
Pharmaceuticals — 6.3%
Eli Lilly & Co.	464,652	343,875,006
Johnson & Johnson	6,033,398	993,941,986
Merck & Co., Inc.	7,743,300	604,906,596
Perrigo Co. PLC	413,552	11,029,432
Royalty Pharma PLC, Class A	689,697	25,380,849
Zoetis, Inc., Class A	405,691	59,145,691
		2,038,279,560
Professional Services — 1.0%
Automatic Data Processing, Inc.	589,836	182,554,242
Booz Allen Hamilton Holding Corp., Class A	196,585	21,099,468
Broadridge Financial Solutions, Inc.	126,175	31,229,574
Exponent, Inc.	58,628	4,042,987
Genpact Ltd.	174,976	7,707,693
Jacobs Solutions, Inc.	91,425	12,970,465
KBR, Inc.	118,717	5,548,832
Robert Half, Inc.	398,749	14,717,826
SS&C Technologies Holdings, Inc.	196,383	16,786,819
Verisk Analytics, Inc.	60,179	16,772,489
		313,430,395
Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	645,828	145,072,344
Applied Materials, Inc.	657,002	118,299,780
Broadcom, Inc.	3,323,716	976,175,389
KLA Corp.	91,056	80,040,956
Lam Research Corp.	1,000,962	94,931,236
Microchip Technology, Inc.	1,082,251	73,149,345
Monolithic Power Systems, Inc.	30,216	21,490,828
NXP Semiconductors NV	349,588	74,731,427
QUALCOMM, Inc.	1,810,347	265,686,526
Skyworks Solutions, Inc.	446,828	30,625,591
Universal Display Corp.	39,019	5,634,343
		1,885,837,765
Software — 4.7%
Intuit, Inc.	113,964	89,476,555
Microsoft Corp.	1,994,023	1,063,811,271
Oracle Corp.	1,370,264	347,731,895
Roper Technologies, Inc.	45,975	25,304,640
		1,526,324,361
Specialty Retail — 3.2%
Dick’s Sporting Goods, Inc.	111,013	23,480,360
Group 1 Automotive, Inc.	4,569	1,883,113
Home Depot, Inc. (The)	1,870,283	687,347,705
Lithia Motors, Inc., Class A	14,338	4,129,344
Lowe’s Cos., Inc.	861,928	192,701,243
Murphy U.S.A., Inc.	6,601	2,392,731
Penske Automotive Group, Inc.	45,345	7,591,206
Ross Stores, Inc.	274,603	37,494,294

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Tractor Supply Co.	703,916	$ 40,088,016
Williams-Sonoma, Inc.	154,206	28,844,232
		1,025,952,244
Technology Hardware, Storage & Peripherals — 3.3%
Apple Inc.	4,656,826	966,617,373
HP, Inc.	3,244,787	80,470,718
NetApp, Inc.	310,457	32,327,887
		1,079,415,978
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	38,925	2,201,987
Kontoor Brands, Inc.	124,979	6,956,331
NIKE, Inc., Class B	2,252,076	168,207,557
		177,365,875
Trading Companies & Distributors — 0.7%
Air Lease Corp., Class A	111,600	6,182,640
Applied Industrial Technologies, Inc.	23,074	6,264,591
Boise Cascade Co.	27,201	2,279,716
Fastenal Co.	1,784,755	82,330,748
Ferguson Enterprises, Inc.	233,156	52,070,730
GATX Corp.	41,218	6,293,576
Rush Enterprises, Inc., Class A	59,972	3,246,884
Rush Enterprises, Inc., Class B	11,120	603,927
Watsco, Inc.	69,925	31,527,784
WW Grainger, Inc.	28,263	29,380,519
		220,181,115
Security	Shares	Value
Water Utilities — 0.2%
American States Water Co.	65,948	$ 4,853,113
American Water Works Co., Inc.	345,329	48,428,939
Essential Utilities, Inc.	641,974	23,624,643
		76,906,695
Total Long-Term Investments — 99.7% (Cost: $25,555,677,609)		32,401,718,449
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	56,399,291	56,399,291
Total Short-Term Securities — 0.2% (Cost: $56,399,291)		56,399,291
Total Investments — 99.9% (Cost: $25,612,076,900)		32,458,117,740
Other Assets Less Liabilities — 0.1%		31,288,563
Net Assets — 100.0%		$ 32,489,406,303

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 71,530,596	$ —	$ (15,131,305)(a)	$ —	$ —	$ 56,399,291	56,399,291	$ 751,620	$ —
BlackRock, Inc.	215,320,115	13,362,752	(29,060,511)	2,453,865	40,264,948	242,341,169	219,113	1,230,284	—
				$ 2,453,865	$ 40,264,948	$ 298,740,460		$ 1,981,904	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core Dividend Growth ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	141	09/19/25	$ 11,386	$ (169,924)
E-Mini Health Care Select Sector Index	76	09/19/25	10,048	(262,568)
E-Mini Technology Select Sector Index	17	09/19/25	4,523	305,973
Russell 1000 Value E-Mini Index	605	09/19/25	58,355	1,337,849
				$ 1,211,330
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 32,401,718,449	$ —	$ —	$ 32,401,718,449
Short-Term Securities
Money Market Funds	56,399,291	—	—	56,399,291
	$ 32,458,117,740	$ —	$ —	$ 32,458,117,740
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,643,822	$ —	$ —	$ 1,643,822
Liabilities
Equity Contracts	(432,492)	—	—	(432,492)
	$ 1,211,330	$ —	$ —	$ 1,211,330

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares